Schedule of Interest Income and Interest Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Interest income	$ 21,652	$ 39
Interest expense on lease liabilities	(4,987)	(1,435)
Total	(116,434)	(119,230)
Related Party [Member] | Factoring Arrangement [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ (133,099)	$ (117,834)